Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 1,565	$ 19,860	$ 328	$ 21,753
UNITED STATES
Total	1,565	19,860	328	21,753
UNITED STATES | US Treasury [Member]
Total	$ 1,565			1,565
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		$ 19,860	140	20,000
UNITED STATES | Bureau of Land Management [Member]
Total			$ 188	$ 188